Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO 1 (1)	Summary Compensation Table Total for PEO 2 (2)	Compensation Actually Paid to PEO 1 (5)	Compensation Actually Paid to PEO 2 (5)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Loss
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)
2024	$525,000	$-	$525,000	$-	$423,266	$423,266	$4	$(12,664,388)
2023	$525,000	$-	$525,000	$-	$425,297	$414,578	$17	$(13,983,967)
2022	$121,625	$1,176,697	$121,625	$1,176,697	$511,868	$537,650	$32	$(25,737,634)

(1)	Reflects total compensation as shown in the Summary Compensation Table for Chief Executive Officer (PEO) in 2022, 2023 and 2024 (Referred to in these footnotes as PEO 1).
(2)

Reflects total compensation as shown in the Summary Compensation Table for our former Chief Executive Officer, J. Melville Engle, who served as our Chief Executive Officer (PEO) in 2022 (Referred to in these footnotes as PEO 2).

(3)	Reflects averaged total compensation for: Josh Blacher, Pamela Bush and Bob Myers as shown in the Summary Compensation Table for each respective year.
(4)

Represents the cumulative total shareholder return (“TSR”) of the Company from the end of fiscal 2021 through the end of the 2022, 2023 and 2024 fiscal periods, assuming $100 was invested in the Company’s common stock at the beginning of the measurement period and that all dividends were reinvested.

(5)

SEC rules require that certain adjustments, both deductions and additions, be made to the Summary Compensation Table totals to determine “compensation actually paid” (“CAP”) as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. In general, CAP is required by SEC rules to be calculated as Summary Compensation Table total compensation with the following required adjustments:

Adjustment To PEO Compensation, Footnote
	Fiscal 2024 PEO 1	Fiscal 2023 PEO 1	Fiscal 2022 PEO 1	Fiscal 2024 PEO 2	Fiscal 2023 PEO 2	Fiscal 2022 PEO 2	Fiscal 2024 Non-PEO	Fiscal 2023 Non-PEO	Fiscal 2022 Non-PEO
SCT total compensation ($)	525,000	525,000	121,625	-	-	1,176,697	423,266	425,297	511,868
Less: stock award values reported in the SCT for the covered year ($)	-		-	-	-	-	-	-	-
Plus: fair value of stock awards granted in the covered year ($) (b)	-		-	-	-	-	-	-	-
Change in fair value of outstanding unvested stock awards from prior years ($) (b)	-	-	-	-	-	-	-	-	26,385
Change in fair value of stock awards from prior years that vested in the covered year ($) (c)	-	-	-	-	-	-	-	(2,636)	(603)
Change in fair value of stock awards from prior years that failed to meet the applicable vesting conditions in the covered year ($) (c)	-	-	-	-	-	-	-	(8,083)	-
Compensation actually paid ($)	525,000	525,000	121,625	-	-	1,176,697	423,266	414,578	537,650

Non-PEO NEO Average Total Compensation Amount	$ 423,266	$ 425,297	$ 511,868
Non-PEO NEO Average Compensation Actually Paid Amount	$ 423,266	414,578	537,650
Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between CAP and Performance Measures

The following graphs further illustrate the relationship between the pay and performance figures that are included in the pay versus performance tabular disclosure above.

Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 4	17	32
Net Income (Loss)	(12,664,388)	(13,983,967)	(25,737,634)
PEO 1 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	525,000	525,000	121,625
PEO Actually Paid Compensation Amount	525,000	525,000	121,625
PEO 2 [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	1,176,697
PEO Actually Paid Compensation Amount	0	0	1,176,697
PEO | PEO 1 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
PEO | PEO 1 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0		0
PEO | PEO 1 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 1 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 1 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 2 [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 2 [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 2 [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 2 [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | PEO 2 [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	26,385
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(2,636)	(603)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (8,083)	$ 0